Document and Entity Information	Nov. 10, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001797336
Document Type	8-K
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Ayala Pharmaceuticals, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39279
Entity Tax Identification Number	82-3578375
Entity Address, Address Line One	Oppenheimer 4
Entity Address, City or Town	Rehovot
Entity Address, Address Line Two	Israel 7670104
Entity Address, Country	IL
Entity Address, Postal Zip Code	7670104
City Area Code	(857)
Local Phone Number	444-0553
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	AYLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false